TRADE AND OTHER RECEIVABLES - Schedule of movements in the allowance for expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	$ (40)
Accruals for expected credit losses	8	$ 3	$ 1
Expected credit losses ending balance	(36)	(40)
Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	15	14
Expected credit losses ending balance	18	15	$ 14
Trade and other receivables | Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Accruals for expected credit losses	2	3
Foreign currency translation adjustment	0	(1)
Other movements	$ 1	$ (1)